Receivables, Prepayments and Other Assets - Summary of Receivables, Prepayments and Other Assets (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Receivables Prepayments and Other Assets [Line Items]
Prepayments and deposits	$ 7,270	$ 4,507
Maximum
Receivables Prepayments and Other Assets [Line Items]
Settlement time lag period	5 days
Employees loans carry monthly interest percentage	1.50%	1.50%
Third Party Companies
Receivables Prepayments and Other Assets [Line Items]
Prepayments and deposits	$ 1,514